CALVERT FUND OF FUNDS PROSPECTUS
Calvert Conservative Allocation Fund
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

Prospectus dated January 31, 2006
Date of Supplement: July 31, 2006

Effective August 1, 2006, the "Fees and Expenses" table and the hypothetical fund expense example for Class A shares of the above-referenced Funds in the Prospectus are restated as follows, as a result of an increased fee waiver and/or expense reimbursement that lowers net annual fund operating expenses:

The disclosure for Class A Shares of Calvert Conservative Allocation Fund contained in the "Annual Fund Operating Expenses" table on page 17 of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[4] (deducted from Fund assets)	Class A

Management fees[5]
Investment advisory fee	None
Administrative fee	0.15%

Distribution and service (12b-1) fees	0.25%

Other expenses	1.84%

Indirect underlying fund expenses[6]	0.66%

Total annual fund operating expenses	2.90%

Less: Fee waiver and/or expense reimbursement[7]	(1.80%)

Net annual fund operating expenses	1.10%

The disclosure for Class A Shares of Calvert Moderate Allocation Fund contained in the "Annual Fund Operating Expenses" table on page 18 of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[4] (deducted from Fund assets)	Class A

Management fees[5]
Investment advisory fee	None
Administrative fee	0.15%

Distribution and service (12b-1) fees	0.25%

Other expenses	1.84%

Indirect underlying fund expenses[6]	0.75%

Total annual fund operating expenses	2.99%

Less: Fee waiver and/or expense reimbursement[7]	(1.44%)

Net annual fund operating expenses	1.55%

The disclosure for Class A Shares of Calvert Aggressive Allocation Fund contained in the "Annual Fund Operating Expenses" table on page 19 of the Prospectus is deleted and replaced with the following:

Annual Fund Operating Expenses[4] (deducted from Fund assets)	Class A

Management fees[5]
Investment advisory fee	None
Administrative fee	0.15%

Distribution and service (12b-1) fees	0.25%

Other expenses	1.84%

Indirect underlying fund expenses[6]	0.82%

Total annual fund operating expenses	3.06%

Less: Fee waiver and/or expense reimbursement[7]	(1.81%)

Net annual fund operating expenses	1.25%

Delete footnote 5 under "Explanation of Fees and Expenses Table" on page 20 of the Prospectus and replace with the following:

5 The Fund pays no investment advisory fee. Management fees include a 0.15% administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc. ("Calvert"), the Fund's investment advisor ("Advisor").

Delete the first three sentences of footnote 7 under "Explanation of Fees and Expenses Table" on page 20 of the Prospectus and replace with the following:

7 Calvert has agreed contractually to limit direct ordinary operating expenses through January 31, 2008. This expense limitation does not limit the indirect underlying fund expenses incurred by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A Shares of Calvert Conservative Allocation Fund; 0.80% for Class A Shares of Calvert Moderate Allocation Fund; and 0.43% for Class A Shares of Calvert Aggressive Allocation Fund. Direct ordinary operating expenses will not exceed 2.00% for Class C Shares of each Fund.

The disclosure regarding costs for Class A shares of the Funds contained in the hypothetical fund expense example on page 21 of the Prospectus is deleted and replaced with the following:

Calvert Conservative Allocation Fund
	1 Year	3 Years
Class A	$582	$1,168

Calvert Moderate Allocation Fund
	1 Year	3 Years
Class A	$625	$1,226

Calvert Aggressive Allocation Fund
	1 Year	3 Years
Class A	$596	$1,213

The disclosure for "Management fees" in the "Annual Fund Operating Expenses" table for Class C shares for each Fund on pages 17, 18 and 19 is restated as follows:
Class C
Management fees5
Investment advisory fee	None
Administrative fee	0.15%

Under "Special Investment Programs -- Special Equities" on page 66 of the Prospectus, delete the first sentence and replace with the following:

CSIF Equity, Calvert World Values International Equity, Calvert Capital Accumulation, Calvert Large Cap Growth and Calvert Social Index Fund each have a Special Equities investment program that allows the fund to promote especially promising approaches to social goals through privately placed investments.

Under "Special Investment Programs -- Special Equities" on page 66 of the Prospectus, delete the last two sentences of the first paragraph and replace with the following:

Calvert Social Index Fund may engage in this program upon reaching $50 million in assets, and its Special Equities investments will be limited to 1% of its assets once it commences the program.